DEFERRED CONSIDERATION - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2025	Jan. 01, 2025
Asset Acquisitions and Business Combinations [Line Items]
Deferred payables			$ 0		$ 34,929
Deferred consideration current liabilities			26,479		4,924
Payment of deferred consideration in relation to business combinations			(4,262)	$ (10,803)
Operating activities			(9,784)	0
Cash flows generated by operating activities			2,702	18,140
Cash flows (used in) generated from financing activities			(2,222)	$ 62,864
OddsJam
Asset Acquisitions and Business Combinations [Line Items]
Deferred payables					34,929
Deferred consideration current liabilities			$ 26,479		4,924
Settlement – 2025 performance amount (cash)	$ 3,852
Payment of deferred consideration in relation to business combinations	(1,679)
Operating activities	$ (2,173)
Early settlement, percentage	30.00%
Annualized rate, percentage	10.00%
Actual number of days elapsed between the early election and the original due date	365 days
Effective discount percentage	9.21%
Deferred consideration liability, early settlement with carrying amount	$ 10,761
Cash paid	10,435						$ 63,577
Gain within finance income	326
Cash flows generated by operating activities	(2,583)
Cash flows (used in) generated from financing activities	(7,611)
Accretion of discount early election cash consideration	$ (241)
OddsJam | Due for Payment in January 2026
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration current liabilities					3,852
OddsJam | Due for Payment in November 2026
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration current liabilities					$ 1,072
Freebets.com
Asset Acquisitions and Business Combinations [Line Items]
Cash paid		$ 11,178
Cash flows (used in) generated from financing activities		$ (675)
Roto Sports, Inc.
Asset Acquisitions and Business Combinations [Line Items]
Cash paid						$ 300